Employee Post-retirement Benefits - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Postemployment Benefits [Abstract]
2025	$ 3
2026	3
2027	3
2028	4
2029	8
2030 to 2034	25
Total estimated future benefits payments through 2034	$ 46